GREENWICH STREET SERIES FUND
on behalf of
Appreciation Portfolio
Diversified Strategic Income Portfolio
Emerging Growth Portfolio
Equity Income Portfolio
Equity Index Portfolio
Growth & Income Portfolio
Intermediate High Grade Portfolio
International Equity Portfolio
Money Market Portfolio
Total Return Portfolio

Supplement dated February 23, 1998 to
Statement of Additional Information dated April 30, 1997


	On February 6, 1998, shareholders of the Greenwich Street Series Fund (the "Fund") approved a modification of the Fund's fundamental investment policies. The Fund's modified policies now state that:

	The investment restrictions numbered 1 through 8 have been adopted by the Fund with respect to the Portfolios as fundamental policies for the protection of shareholders. Under the 1940 Act, a Portfolio's fundamental policy may not be changed without the vote of a "majority" of the outstanding voting securities of that Portfolio. "Majority" is defined in the 1940 Act as the lesser of (a) 67% or more of the shares present at a Fund meeting, if the holders of more than 50% of the outstanding shares of that Portfolio are present or represented by proxy or (b) more than 50% of the outstanding shares. A fundamental policy affecting a particular Portfolio may not be changed without the vote of a majority of the outstanding shares of that Portfolio. Investment restrictions 9 through 18 are non-fundamental policies and may be changed by vote of a majority of the Fund's Board of Trustees at any time.

	The investment policies adopted by the Fund prohibit a Portfolio from:

	1. Investing in a manner that would cause it to fail to be a "diversified company" under the 1940 Act and the rules, regulations and orders thereunder.

	2. Borrowing money, except that (a) the Portfolio may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities and (b) the Portfolio may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), the Portfolio will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed) valued at the time the borrowing is made, is derived from such transactions.

	3. Engaging in the business of underwriting securities issued by other persons, except to the extent that the Portfolio may technically be deemed to be an underwriter under the Securities Act of 1933, as amended, in disposing of portfolio securities.

	4. Purchasing or selling real estate, real estate mortgages, commodities or commodity contracts, but this restriction shall not prevent the Portfolio from (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held; (c) trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the Portfolios' investment objective and policies); or (d) investing in real estate investment trust securities.

	6. Making loans. This restriction does not apply to: (a) the purchase of debt obligations in which the Portfolio may invest consistent with its investment objectives and policies; (b) repurchase agreements; and (c) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.

	7. Investing more than 25% of its total assets in securities, the issuers of which conduct their principal business activities in the same industry. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry; provided that this limitation shall not apply to the purchase of (a) with respect to the Money Market Portfolio, U.S. dollar-denominated bank instruments such as CDs, TDs, bankers' acceptances and letters of credit that have been issued by U.S. banks or (b) with respect to the Equity Income Portfolio, the securities of companies within the utility industry.

	8. Issuing "senior securities" as defined in the 1940 Act and the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder.

	9. Investing in oil, gas or other mineral exploration or development programs, except that the Portfolios may invest in the securities of companies that invest in or sponsor these programs.

	10. Investing in securities of other investment companies registered or required to be registered under the 1940 Act, except as they may be acquired as part of a merger, consolidation, reorganization, acquisition of assets or an offer of exchange or as otherwise permitted by law.

	11. Purchasing any securities on margin (except for such short-term credits as are necessary for the clearance of purchases and sales of portfolio securities) or sell any securities short (except "against the box"). For purposes of this restriction, the deposit or payment by the Portfolio of underlying securities and other assets in escrow and collateral agreements with respect to initial or maintenance margin in connection with futures contracts and related options and options on securities, indexes or similar items is not considered to be the purchase of a security on margin.

	12. Purchasing, writing or selling puts, calls, straddles, spreads or combinations thereof, except as permitted under the Portfolio's investment goals and policies.

	13. Purchasing restricted securities, illiquid securities or other securities that are not readily marketable if more than 10% (15% in the case of the Total Return, International Equity, Emerging Growth and Diversified Strategic Income Portfolios) of the total assets of the Portfolio would be invested in such securities. With respect to the Money Market Portfolio, this restriction will not apply to securities subject to Rule 144A of the 1933 Act if two or more dealers make a market in such securities.

	14. Investing more than 10% of its total assets in time deposits maturing in more than seven calendar days (in the case of the Money Market Portfolio, time deposits maturing from two business days through six months).

	15. Purchasing any security if as a result the Portfolio would then have more than 5% of its total assets invested in securities of companies (including predecessors) that have been in continuous operation for less than three years. (For purposes of this limitation, issuers include predecessors, sponsors, controlling persons, general partners, guarantors and originators of underlying assets.)

	16. Making investments for the purpose of exercising control or management.

	17. Investing in warrants (except as permitted under the Portfolio's investment goals and policies or other than warrants acquired by the Portfolio as part of a unit or attached to securities at the time of purchase) if, as a result, the investments (valued at the lower of cost or market) would exceed 5% of the value of the Portfolio's net assets or if, as a result, more than 2% (5% in the case of the International Equity Portfolio) of the Portfolio's net assets would be invested in warrants not listed on a recognized U.S. or foreign exchange to the extent permitted by applicable state securities laws.

	18. With regard to the Equity Income Portfolio, purchase 10% or more of the voting securities of a public utility or public utility holding company, so as to become a public utility holding company as defined in the Public Utility Holding Company Act of 1935, as amended.

	The percentage limitations contained in the restrictions listed above apply at the time of purchases of securities.








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